PROVISION FOR TAX, CIVIL AND LABOR RISKS	12 Months Ended
Dec. 31, 2023
PROVISION FOR TAX, CIVIL AND LABOR RISKS
PROVISION FOR TAX, CIVIL AND LABOR RISKS
21. PROVISION FOR TAX, CIVIL AND LABOR RISKS

21.1 Contingencies assessed as probable risk of loss

The changes in the provision for tax, civil and labor risks and contingent liabilities are presented below:

	Consolidated
	Tax		Civil		Labor		Contingent liabilities (business combination)(3)		Total
	2023(4)	2022	2023	2022	2023	2022	2023(2)	2022	2023	2022
Balance at the beginning of the years	187,052	181,694	557,675	305,690	186,118	233,472	406,428	597,585	1,337,273	1,318,441
Additions	42,055	78,410	446,554	425,398	122,846	91,694	4,204	-	615,659	595,502
Reversal(2)	(18,136)	(45,902)	(10,172)	(12,791)	(57,530)	(51,649)	(29,971)	(196,925)	(115,809)	(307,267)
Payments/utilization of judicial deposits(1)	(53,143)	(31,354)	(357,633)	(162,953)	(47,512)	(67,424)	-	-	(458,288)	(261,731)
Inflation adjustment	12,852	36,155	29,439	16,477	5,884	5,093	24,836	21,555	73,011	79,280
Exchange rate variation (OCI)	(3,958)	(31,951)	(38,836)	(14,146)	(21,799)	(25,068)	(19,516)	(15,787)	(84,109)	(86,952)
Disposal of The Body Shop	-	-	(445)	-	(700)	-	-	-	(1,145)	-
Balance at the end of the years	166,722	187,052	626,582	557,675	187,307	186,118	385,981	406,428	1,366,592	1,337,273

Current									491,301	463,655
Non-current									875,291	873,618

(1)	Tax payments refer mainly to the completion of the administrative procedure with the State of Amazonas for the effective settlement of tax amnesties, using judicial deposits.
(2)	Reversals of contingent liabilities (business combination) with Avon refer mainly to the change in estimates for tax, civil and labor lawsuits.
(3)	The business combination amounts as of December 31, 2023, arising from the business combination with Avon are segregated between tax (R$381,447) and labor (R$4,533) lawsuits.
(4)	In December 2023, the subsidiary Natura Cosmeticos recognized a provision for estimated costs in relation to litigation involving discussion about the collection of ICMS Tax Rate Differential (“DIFAL”) with several states in Brazil, in the amount of R$22,472. The recognition of the provision occurs as a result of an unfavorable decision to the taxpayer in judgment at the Federal Supreme Court (STF), leading to a change in the prognosis from loss to probable.

a) Disputes related to talc (Civil)

The subsidiary Avon Products, Inc (“Avon”) has been named a defendant in numerous personal injury lawsuits filed in U.S. courts, alleging that certain talc products the company sold in the past were contaminated with asbestos. Many of these actions involve several co-defendants, including manufacturers of cosmetics and manufacturers of other products that, unlike the subsidiary Avon’s Products, were designed to contain asbestos. As of December 31, 2023, there were 372 individual cases pending against the subsidiary Avon (during the year ended December 31, 2023, 234 new cases were started and 90 were dismissed, settled, or otherwise resolved).

In December 2022, a case, titled Chapman, et al, v, Avon Products, Inc. et al., No, 22STCV05968, resulted in an adverse jury verdict after a trial, with the jury awarding the plaintiffs a total of US$36.0 million in compensatory damages and US$10.3 million in punitive damages against the subsidiary Avon. The Company believes it has strong grounds to seek the annulment of the judgment and on January 2023 started there appeal process seeking annulment in the trial court. On March 1, 2023, following post-trial arguments, the trial court issued a conditional order reducing the compensatory damages award against the subsidiary Avon to US$29.3 million. Plaintiffs have challenged the reduction of the award as to subsidiary Avon and have asserted that the reduction should only apply to subsidiary Avon’s co-defendant. The trial court has resolved this issue in the Plaintiffs’ favor and the case is on appeal.

21.2 Contingent liabilities assessed as possible risk of loss

The Company maintains administrative and judicial discussions related to certain tax positions adopted in the calculation of IRPJ and CSLL, whose current prognosis analysis, based on Management's assessment, is that they will probably be accepted in decisions of higher courts of last instance, in in line with the provisions of ICPC 22/IFRIC 23 - Uncertainty regarding the Treatment of Taxes on Profit. The Company also has lawsuits of a mainly tax nature, related to other taxes, which involve risks of possible loss, for which there is no provision set up, due to the prognosis assessment carried out, as per the following composition and estimates:

	Consolidated
	2023	2022
Tax	10,375,764	8,480,614
Civil	246,500	161,859
Labor	169,463	164,462
Total contingent liabilities	10,791,727	8,806,935

21.2.1 Tax

Below are the most relevant tax contingencies related to the following matters:

a)	Lawsuits in which the industrial establishment equivalence is discussed, as provided for in the Decree No. 8,393/2015, which now requires IPI taxation of products listed in the referred legal provision in outbound transactions carried out by interdependent wholesalers. On December 31, 2023, the amount under discussion is R$2,456,695 (R$2,218,971 on December 31, 2022).
b)	Administrative and judicial processes that discuss the illegality of changes in Federal State laws regarding the collection of ICMS and ICMS-ST. As of December 31, 2023, the total amount under discussion is R$1,640,391 (R$1,374,933 as of December 31, 2022).
c)	Infraction notices in which the Brazilian Federal Revenue Office requires IRPJ and CSLL tax debts to challenge the tax deductibility of the amortization of goodwill generated in the context of a corporate reorganization between related parties. Currently, the legality of the administrative decisions that rejected the motions for clarification presented to challenge the special appeals dismissed is being discussed in the courts. As of December 31, 2023, the total amount under discussion classified as possible loss is R$1,598,213 (R$1,509,890 as of December 31, 2022).
d)	Infraction notices in which the Finance Department of the São Paulo Federal State requires the collection of ICMS-ST, which was fully collected by the recipient of the goods, the distributor. Currently, the process is pending judgment at the administrative court level. As of December 31, 2023, the total amount under discussion classified as possible loss is R$682,263 (R$633,671 as of December 31, 2022).
e)	Infraction notices in which the Brazilian Federal Revenue Office requires IPI tax debts for disagreeing with the tax classification adopted by the Company for some products. The tax assessment notices are awaiting judgment at the administrative court level. As of December 31, 2023, the total amount under discussion is R$2,199,853 and includes the amount of R$1,245,438 x’ (R$719,920 as of December 31, 2022).